UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                         Report for the Calendar Year or Quarter Ended: 12/30/05
                         Check here if Amendment [ ]; Amendment Number:
                                This Amendment (check only one.):
                                      [ ]   is a restatement.
                                      [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       STRATEGY ASSET MANAGERS LLC.
Address:    535 Madison Avenue - 36th Floor
            New York, New York 10022

Form 13F File Number:  28-
                      -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  Christopher Welch
      ------------------
Title: Chief Financial Officer
       -----------------------
Phone: 212-396-8741
       ------------
Signature, Place, and Date of Signing:

/s/ Christopher Welch
---------------------
New York, New York
February 15, 2006

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:     105

Form 13F Information Table Value Total:   $584,590

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   NONE

-


STRATEGY ASSET MANAGERS, LLC
holdings @ 12/31/05


-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)    (ITEM 5)         (ITEM 6)           (ITEM 7)    (ITEM 8)
                                                                              INVESTMENT DISCRETION VOTING         VOTING AUTHORITY
                                TITLE                       FAIR                        (b)                           (SHARES)
                                 OF                        MARKET      SHARES         SHARE-AS     (C)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      AMOUNT    (A)  DEFINED IN  SHARES    OTHER   (A)   (B)   (C)
                                                        (IN THOUSANDS) PUT/CALL  SOLE INSTR.V     OTHER    MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD ORD                     Common Stock     g0070k103    3,847      71,981   X      0          0                X           0
AETNA INC NEW COM               Common Stock     00817y108    6,250      66,267   X      0          0                X           0
ALLSTATE CORP                   Common Stock     020002101    4,982      92,147   X      0          0                X           0
ALLTEL CORP                     Common Stock     020039103    6,962     110,327   X      0          0                X           0
ALTRIA GROUP INC                Common Stock     02209S103    6,764      90,521   X      0          0                X           0
AMERICAN EXPRESS COMPANY        Common Stock     025816109    8,032     156,079   X      0          0                X           0
AMERICAN INTERNATIONAL
  GROUP                         Common Stock     026874107      298       4,374   X      0          0                X           0
AMERIPRISE FINL INC COM         Common Stock     03076c106      956      23,312   X      0          0                X           0
AMGEN INC COM                   Common Stock     031162100    7,476      94,807   X      0          0                X           0
AUTODESK INC COM                Common Stock     052769106   10,822     252,095   X      0          0                X           0
BAKER HUGHES INC COM            Common Stock     057224107    8,298     136,531   X      0          0                X           0
BARD CR                         Common Stock     067383109    8,775     133,121   X      0          0                X           0
BLACK & DECKER CORP COM         Common Stock     091797100    6,671      76,709   X      0          0                X           0
BOEING CO COM                   Common Stock     097023105   16,346     232,719   X      0          0                X           0
CARNIVAL CORP PAIRED CTF        Common Stock     143658300    5,205      97,349   X      0          0                X           0
CENTURYTEL INC COM              Common Stock     156700106    5,066     152,787   X      0          0                X           0
CERIDIAN                        Common Stock     156779100    6,854     275,815   X      0          0                X           0
CHEVRON CORP COM                Common Stock     166764100      485       8,547   X      0          0                X           0
CHUBB CORP COM                  Common Stock     171232101    6,206      63,555   X      0          0                X           0
CISCO SYSTEMS INC               Common Stock     17275r102    4,569     266,896   X      0          0                X           0
CITIGROUP INC                   Common Stock     172967101    7,174     147,824   X      0          0                X           0
COACH INC                       Common Stock     189754104    5,286     158,541   X      0          0                X           0
COMCAST CORP NEW CL A           Common Stock     20030n101    4,908     189,348   X      0          0                X           0
COMVERSE TECHNOLOGY COM
  PAR $0.10                     Common Stock     205862402    7,649     287,652   X      0          0                X           0
CONSOLIDATED EDISON COM         Common Stock     209115104      243       5,250   X      0          0                X           0
CVS CORP COM                    Common Stock     126650100    6,694     253,371   X      0          0                X           0
CYMER                           Common Stock     232572107    7,568     213,137   X      0          0                X           0


STRATEGY ASSET MANAGERS, LLC
holdings @ 12/31/05


-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)    (ITEM 5)         (ITEM 6)           (ITEM 7)    (ITEM 8)
                                                                              INVESTMENT DISCRETION VOTING         VOTING AUTHORITY
                                TITLE                       FAIR                        (b)                           (SHARES)
                                 OF                        MARKET      SHARES         SHARE-AS     (C)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      AMOUNT    (A)  DEFINED IN  SHARES    OTHER   (A)   (B)   (C)
                                                        (IN THOUSANDS) PUT/CALL  SOLE INSTR.V     OTHER    MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DARDEN RESTAURANTS INC          Common Stock     237194105    6,172     158,737   X      0          0                X           0
DELL INC                        Common Stock     24702r101    4,247     141,799   X      0          0                X           0
DIAMOND OFFSHORE DRILLING       Common Stock     25271c102      563       8,100   X      0          0                X           0
DISNEY WALT CO COM              Common Stock     254687106    6,082     253,741   X      0          0                X           0
DOW CHEMICAL CO                 Common Stock     260543103      436       9,940   X      0          0                X           0
EDISON INTL COM                 Common Stock     281020107    9,518     218,255   X      0          0                X           0
ENRON CORP COM                  Common Stock     293561106        1      20,000   X      0          0                X           0
EOG RES INC COM                 Common Stock     26875p101   13,007     177,274   X      0          0                X           0
EQUIFAX INC                     Common Stock     294429105    7,408     194,849   X      0          0                X           0
EQUITY OFFICE PPTYS TR COM      Common Stock     294741103    4,635     152,821   X      0          0                X           0
EXELON CORP                     Common Stock     30161n101    7,084     133,311   X      0          0                X           0
EXXON MOBIL CORP                Common Stock     30231g102      893      15,897   X      0          0                X           0
FEDERATED DEPT STORES COM       Common Stock     31410h101    5,855      88,275   X      0          0                X           0
FIRST MIDWEST BANCORP COM       Common Stock     320867104    1,389      39,615   X      0          0                X           0
FLUOR CORP NEW COM              Common Stock     343412102    9,291     120,258   X      0          0                X           0
GENERAL ELEC CO COM             Common Stock     369604103    9,017     257,259   X      0          0                X           0
GENZYME CORP COM                Common Stock     372917104    6,225      87,943   X      0          0                X           0
GRANT PRIDECO INC COM           Common Stock     38821g101      229       5,200   X      0          0                X           0
HALLIBURTON CO COM              Common Stock     406216101    8,095     130,643   X      0          0                X           0
HARRAH'S ENTERTAINMENT INC.     Common Stock     413619107    7,657     107,406   X      0          0                X           0
HERSHEY FOODS CORP COM          Common Stock     427866108    6,708     121,411   X      0          0                X           0
HILTON HOTELS CORP COM          Common Stock     432848109    5,040     209,026   X      0          0                X           0
HOME DEPOT INC COM              Common Stock     437076102    6,407     158,287   X      0          0                X           0
HONEYWELL INTL INC COM          Common Stock     438516106    5,737     154,005   X      0          0                X           0
HUMANA INC COM                  Common Stock     444859102    9,231     169,914   X      0          0                X           0
INTEL CORP COM                  Common Stock     458140100      689      27,610   X      0          0                X           0
ISHARES INC MSCI JAPAN          Exchange Traded
                                Fund             464286848      224      16,575   X      0          0                X           0


STRATEGY ASSET MANAGERS, LLC
holdings @ 12/31/05


-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)    (ITEM 5)         (ITEM 6)           (ITEM 7)    (ITEM 8)
                                                                              INVESTMENT DISCRETION VOTING         VOTING AUTHORITY
                                TITLE                       FAIR                        (b)                           (SHARES)
                                 OF                        MARKET      SHARES         SHARE-AS     (C)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      AMOUNT    (A)  DEFINED IN  SHARES    OTHER   (A)   (B)   (C)
                                                        (IN THOUSANDS) PUT/CALL  SOLE INSTR.V     OTHER    MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON               Common Stock     478160104    6,616     110,089   X      0          0                X           0
KEYCORP NEW                     Common Stock     493267108    6,219     188,863   X      0          0                X           0
KINDER MORGAN, INC              Common Stock     49455p101    8,595      93,479   X      0          0                X           0
L-3 COMMUNICATIONS HLDGS
  INC                           Common Stock     502424104    7,482     100,632   X      0          0                X           0
LOCKHEED MARTIN CORP COM        Common Stock     539830109   12,186     191,518   X      0          0                X           0
LOEWS CORP COM                  Common Stock     540424108    8,251      86,994   X      0          0                X           0
MARATHON OIL                    Common Stock     902905827      273       4,470   X      0          0                X           0
MARATHON OIL CORP COM           Common Stock     565849106    6,081      99,733   X      0          0                X           0
MEDTRONIC INC COM               Common Stock     585055106    7,129     123,840   X      0          0                X           0
MICROSOFT CORP                  Common Stock     594918104    5,183     198,215   X      0          0                X           0
MOODYS CORP COM                 Common Stock     615369105    2,954      48,094   X      0          0                X           0
MORGAN STANLEY                  Common Stock     617446448      312       5,498   X      0          0                X           0
MOTOROLA INC COM                Common Stock     620076109    7,291     322,769   X      0          0                X           0
NESTLE S A SPONSORED ADR        ADR Sponsored    641069406    1,950      26,085   X      0          0                X           0
NEWS CORP                       Common Stock     65248e203    5,403     325,285   X      0          0                X           0
NORDSTROM INC COM               Common Stock     655664100    7,449     199,159   X      0          0                X           0
NORFOLK SOUTHERN CORP COM       Common Stock     655844108      260       5,800   X      0          0                X           0
OCCIDENTAL PETE CORP            Common Stock     674599105    9,745     121,995   X      0          0                X           0
OLIN CORP                       Common Stock     680665205      218      11,064   X      0          0                X           0
ORACLE CORP COM                 Common Stock     68389x105    5,198     425,751   X      0          0                X           0
PEABODY ENERGY CORP COM         Common Stock     704549104      231       2,804   X      0          0                X           0
PFIZER INC                      Common Stock     717081103      705      30,230   X      0          0                X           0
PRAXAIR INC                     Common Stock     74005p104    8,446     159,485   X      0          0                X           0
PROCTER & GAMBLE CO             Common Stock     742718109    7,341     126,836   X      0          0                X           0
PRUDENTIAL FINANCIAL INC.       Common Stock     744320102    7,708     105,316   X      0          0                X           0
QUALCOMM INC                    Common Stock     747525103    9,221     214,038   X      0          0                X           0
QUEST DIAGNOSTICS INC COM       Common Stock     74834l100    7,400     143,738   X      0          0                X           0


STRATEGY ASSET MANAGERS, LLC
holdings @ 12/31/05


-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)       (ITEM 3)    (ITEM 4)    (ITEM 5)         (ITEM 6)           (ITEM 7)    (ITEM 8)
                                                                              INVESTMENT DISCRETION VOTING         VOTING AUTHORITY
                                TITLE                       FAIR                        (b)                           (SHARES)
                                 OF                        MARKET      SHARES         SHARE-AS     (C)
  NAME OF ISSUER                CLASS         CUSIP NO.     VALUE      AMOUNT    (A)  DEFINED IN  SHARES    OTHER   (A)   (B)   (C)
                                                        (IN THOUSANDS) PUT/CALL  SOLE INSTR.V     OTHER    MANAGERS SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ROCKWELL COLLINS INC            Common Stock     774341101    6,949     149,546   X      0          0                X           0
SCHERING-PLOUGH                 Common Stock     806605101    5,756     276,044   X      0          0                X           0
SCHLUMBERGER LTD COM            Common Stock     806857108    9,096      93,627   X      0          0                X           0
SEALED AIR CORP                 Common Stock     81211k100    7,127     126,887   X      0          0                X           0
SIMON PPTY GROUP NEW COM        Common Stock     828806109    8,198     106,983   X      0          0                X           0
SPDR TR UNIT SER 1              Exchange Traded
                                Fund             78462f103    1,314      10,556   X      0          0                X           0
STAPLES INC                     Common Stock     855030102    5,614     247,194   X      0          0                X           0
SUNOCO INC COM                  Common Stock     86764p109   11,787     150,378   X      0          0                X           0
TELEFONICA S A SPONSORED
  ADR                           ADR Sponsored    879382208      280       6,209   X      0          0                X           0
TEVA PHARMACEUTCL INDS ADR      ADR Sponsored    881624209    2,639      61,357   X      0          0                X           0
THE ST PAUL TRAVELERS
  COMPANIES INC                 Common Stock     792860108    5,390     120,656   X      0          0                X           0
TOTAL S A SPONSORED ADR         ADR Sponsored    89151e109    1,883      14,900   X      0          0                X           0
TOYOTA MOTOR CORP SP ADR
  REP2COM                       ADR Sponsored    892331307      424       4,056   X      0          0                X           0
TRANSOCEAN SEDCO FOREX INC      Common Stock     g90078109    8,877     127,383   X      0          0                X           0
TXU CORP COM                    Common Stock     873168108    7,797     155,349   X      0          0                X           0
UNILEVER N V N Y SHS NEW        ADR Sponsored    904784709    1,178      17,158   X      0          0                X           0
UNITED TECHNOLOGIES             Common Stock     913017109    6,049     108,196   X      0          0                X           0
UNITEDHEALTH GROUP              Common Stock     91324P102    9,710     156,261   X      0          0                X           0
VODAFONE GROUP PLC NEW
  SPONSORED ADR                 ADR Sponsored    92857w100    1,355      63,131   X      0          0                X           0
VULCAN MATERIALS CO.            Common Stock     929160109    5,530      81,623   X      0          0                X           0
WEBLINK WIRELESS INC CL A       Common Stock     94769a101        0      10,000   X      0          0                X           0
WELLS FARGO & CO NEW COM        Common Stock     949746101    7,044     112,104   X      0          0                X           0
YUM! BRANDS INC.                Common Stock     988498101    7,365     157,106   X      0          0                X           0
ZIONS BANCORP                   Common Stock     989701107    7,152      94,651   X      0          0                X           0

                                                            584,590  12,762,346